Shareholders' Equity - Movement in ordinary share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Changes in number of shares outstanding:
Share capital, beginning balance	$ 22,726
Changes in issued capital:
Issuance for settlement of RSUs	0	$ 0	$ 0
Vesting of share options that were early exercised	83	382	$ 653
Share capital, ending balance	$ 23,531	$ 22,726
Class A ordinary shares
Reconciliation of number of shares outstanding [abstract]
Shares outstanding, beginning balance (shares)	91,979,704	75,505,973
Changes in number of shares outstanding:
Conversion of stock (shares)	(5,861,707)	(6,326,879)
Exercise of share options (shares)	1,902,084	5,487,334
Issuance for settlement of RSUs (shares)	5,253,809	4,510,995
Vesting of share options that were early exercised (shares)	374,496	148,523
Shares outstanding, ending balance (shares)	105,371,800	91,979,704	75,505,973
Share capital, beginning balance	$ 9,198	$ 7,550
Changes in issued capital:
Conversion of shares	(587)	(633)
Exercise of share options	190	549
Issuance for settlement of RSUs	525	451
Vesting of share options that were early exercised	37	15
Share capital, ending balance	$ 10,537	$ 9,198	$ 7,550
Class B ordinary shares
Reconciliation of number of shares outstanding [abstract]
Shares outstanding, beginning balance (shares)	135,283,942	140,696,234
Changes in number of shares outstanding:
Conversion of stock (shares)	5,861,707	6,326,879
Exercise of share options (shares)	520,271	914,587
Shares outstanding, ending balance (shares)	129,942,506	135,283,942	140,696,234
Share capital, beginning balance	$ 13,528	$ 14,070
Changes in issued capital:
Conversion of shares	587	633
Exercise of share options	53	91
Share capital, ending balance	$ 12,994	$ 13,528	$ 14,070